CONSOLIDATED FINANCIAL STATEMENTS - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gerdau GTL Spain S.L.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Gerdau Ameristeel Corporation and subsidiaries
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Gerdau Acominas S.A.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	99.36%	99.35%	99.35%
Gerdau Aos Longos S.A. and subsidiary
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	99.12%	99.11%	99.11%
Gerdau Steel Inc.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Gerdau Holdings Inc. and subsidiary
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Paraopeba - Fixed-income investment fund
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	10.69%	70.93%	65.75%
Percent of participation in investment fund	51.11%	91.58%	82.64%
Gerdau Holdings Europa S.A. and subsidiaries
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)			100.00%
Gerdau America Latina Participacoes S.A.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)		99.12%	99.12%
Gerdau Chile Inversiones Ltda. and subsidiaries
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	99.00%	99.00%	99.99%
Gerdau Acos Especiais S.A.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)		99.55%	99.56%
Gerdau Hungria Holdings Limited Liability Company and subsidiaries
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
GTL Equity Investments Corp.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Empresa Siderurgica del Peru S.A.A. - Siderperu
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	90.03%	90.03%	90.03%
Diaco S.A. and subsidiary
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)		99.68%	99.68%
Gerdau Gtl Mexico S.A. de C.V. and subsidiaries
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Seiva S.A. Florestas e Industrias
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	97.73%	97.73%	97.73%
Itagua Com. Imp. e Exp. Ltda
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)		100.00%	100.00%
Gerdau Laisa S.A.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Sipar Gerdau Inversiones S.A.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	99.99%	99.99%	99.99%
Sipar Aceros S.A. and subsidiary
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	99.98%	99.96%	99.96%
Cleary Holdings Corp.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)			100.00%
Sizuca - Siderurgica Zuliana C.A.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
GTL Trade Finance Inc.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Gerdau Trade Inc.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Gerdau Steel India Ltd.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	98.90%	98.90%	98.90%